Equity	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Equity
17.	Equity

a)	Share capital
At June 30, 2019, share capital is represented by 327,890,392 common shares, per value of US$0.000025. Share capital is composed of the following shares for the six-month
periods ended June 30, 2019 and the year ended December 31, 2018:

December 31, 2017 shares outstanding	262,288,607

Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Treasury shares	503,642
Long-Term Incentive Plan	3,024,625
Repurchase of common shares	(503,642)

December 31, 2018 shares outstanding	327,788,874

Long-Term Incentive Plan	101,517

June 30, 2019 shares outstanding	327,890,391

During the year 2018, shares of PagSeguro Digital were issued as a result of the IPO, follow-on
offering and long-term incentive plan, see details in Notes 1.1, 1.2, 1.3 and 17 (c).
Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the IPO and follow-on
offering gross proceeds.

b)	Capital reserve
The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares.

On January 26, 2018, 50,925,642 new shares were issued at a price of US$21.50 per share representing net proceeds of US$1,046.0 million (or R$3,289.8 million). Refer to Note 1.1 for further details.
On June 26, 2018, 11,550,000 new shares were issued at a price of US$29.25 per share representing net proceeds of US$326.8 million (or R$1,232.6 million). Refer to Note 1.2 for further details.

c)	Share based long-term incentive plan (LTIP)
Members of management participate in the LTIP, which was established by UOL for its group companies on July 29, 2015 and has been adopted by PagSeguro Digital. Beneficiaries under the LTIP are selected by UOL’s LTIP Committee, which consists of the Chairman and two officers of UOL and are submitted to our Board of Directors for adoption.
On January 26, 2018, beneficiaries under the LTIP were granted rights in the form of notional cash amounts without cash consideration. These rights vest in five equal annual installments starting on the earlier of July 29, 2015 and the beneficiary’s employment start date. Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO.
The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date in shares.
The shares granted under the LTIP are subject to a
one-year
lock-up
period. Any shares that are issued on a subsequent vesting date during the first year after the IPO will be subject to the remainder of that same lock-up
period, expiring one year after the IPO. After the close of that one-year
period, shares to be granted under the LTIP will no longer be subject to a lock-up.
This arrangement is classified as equity settled. For the
six-month
period ended June 30, 2019, the Company recognized compensation expenses related to the LTIP in the total amount of R$27,754.
The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of our issued share capital at any time. At June 30, 2019 total shares granted were 7,064,478, and the total shares issued were 3,126,142. There were no forfeitures or expirations in the six-month
period ended June 30, 2019.

d)	Equity valuation adjustments
The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, amounted negative value in R$606 in the period of six months ended in June 30, 2019 (R$263 as of December 31, 2018). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off
of the investment.
The Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests of the non-controlling
shareholders of the subsidiary represented by the accumulated amount of R$22,372 as of June 30, 2019 related to R2TECH, in the amount of R$11,663 (R$0 as of December 31,2018), and BIVA, in the amount of 10,709 (R$7,588 as of December 31, 2018).

e)	Treasury shares
On October 30, 2018, PagSeguro Digital’s board of directors authorized a share repurchase program, under which the Company may repurchase up to US$250 million in outstanding Class A common shares traded on the New York Stock Exchange (NYSE). The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits.
During the year ended December 31, 2018 a number of 503,642 shares were repurchased for a total of US$10,119,425 (average of US$20.09 per share) which corresponds to R$39,532.